RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

In February 2016, the FASB issued ASU 2016-02 “Leases," which supersedes ASC 840 “Leases” and creates a new topic, ASC 842 "Leases." This update requires lessees to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months on its balance sheet. The update also expands the required quantitative and qualitative disclosures surrounding leases. This update is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with earlier application permitted. This update will be applied using a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. We are currently evaluating the effect of this update on our consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17 “Balance Sheet Classification of Deferred Taxes” (ASU 2015-17), which amends ASC 740 “Income Taxes” (ASC 740). This update requires deferred income tax liabilities and assets, and any related valuation allowance, to be classified as noncurrent on the balance sheet. This update simplified the current guidance requiring the deferred taxes for each jurisdiction to be presented as a net current asset or liability and net noncurrent asset or liability. This update is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years. The guidance may be applied either prospectively or retrospectively, with earlier application permitted. We adopted the provisions of ASU 2015-17 as of December 31, 2015, which was applied prospectively and therefore all prior periods have not been retrospectively adjusted.

In September 2015, the FASB issued ASU 2015-16 “Simplifying the Accounting for Measurement - Period Adjustments” which amends ASC 805 “Business Combinations.” This update requires that an acquirer in a business combination recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustments are determined. This update is effective for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. This update should be applied prospectively to adjustments of provisional amounts that occur after the effective date with earlier application permitted. The adoption of this standard could impact our consolidated financial statements as we finalize the preliminary purchase accounting for the Acquired Business.

In July 2015, the FASB issued ASU 2015-11 “Simplifying the Measurement of Inventory,” which amends ASC 330 “Inventory.” This update requires entities to measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonable predictable costs of completion, disposal and transportation. This update simplifies the current guidance under which an entity must measure inventory at the lower of cost or market. This update does not impact inventory measured using LIFO. This update is effective for fiscal years beginning after December 15, 2016. This update will not have a material effect on our consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs” (ASU 2015-03) and, in August 2015, the FASB issued ASU 2015-15 “Interest-Imputation of Interest” (ASU 2015-15), which both amend ASC 835-30 “Interest-Imputation of Interest.” These updates require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability while debt issuance costs related to line-of-credit arrangements will continue to be presented as an asset. We adopted ASU 2015-03 and ASU 2015-15 on January 1, 2016 which required retrospective application. As of December 31, 2015 and December 31, 2014, debt issuance costs of $31.4 million and $8.9 million, respectively, were reclassified within our consolidated balance sheet from other assets to long-term debt and $1.5 million and zero, respectively, were reclassified within our consolidated balance sheet from other assets to current installments of long-term debt.
In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers,” which amends ASC 605 “Revenue Recognition” and creates a new topic, ASC 606 “Revenue from Contracts with Customers.” This update provides guidance on how an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Upon initial application, the provisions of this update are required to be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying this update recognized at the date of initial application. This update also expands the disclosure requirements surrounding revenue recorded from contracts with customers. In August 2015, the FASB issued ASU 2015-14 “Revenue from Contracts with Customers” (ASU 2015-14), which amends ASC 606. This update defers the effective date of ASU 2014-09 for fiscal years, and interim periods within those years, beginning after December 15, 2017. We are currently evaluating the effect of this update on our financial statements and have not yet determined the method of initial application we will use.